SECURITIES AND EXCHANGE COMMISSION
RECEIVED

91-535

APR 28 2005

For Internal Use Only
[redacted]

05060518

Submit 1 Original
And 9 Copies

OMB Approval No.: 3235-0504
Expires 07/31/2001
Estimated average burden per response: 2.00

DIVISION OF MARKET REGULATION

PROCESSING RECEIVED APR 26 2005 WASH., D.C. SECTION

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC

2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product: **Index-Linked Note**

4. Name of Underlying Instrument: **Dow Jones Euro STOXX 50 Price Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: **Broad**

6. Ticker Symbol(s) of New Derivative Product: **IDJ**

7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades: **The DJ EURO STOXX 50 Index is a free-float capitalization-weighted index of 50 European blue-chip stocks from countries participating in the European Economic and Monetary Untion (the "EMU"). The Index provides a blue-chip representation of market sector leaders in Europe.**

8. Settlement Methodology of New Derivative Securities Product: **Cash-settled**

9. Position Limits of New Derivative Securities Product (if applicable): **N/A**

PROCESSED
AUG 01 2005
THOMSON FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: **Richard A. Mikaliunas**

Title: **Senior Vice President, Capital Markets**

Telephone Number: **(212) 306-1807**

Manual Signature of Official Responsible for Form:

Date: 4/25/2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	April 26, 2005

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

SECURITIES AND EXCHANGE COMMISSION RECEIVED JUL 13 2005 DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Merrill Lynch & Co.

3. Class of New Derivative Securities Product:

Index Linked Note

4. Name of Underlying Instrument:

Merrill Lynch & Co., Inc. LIRN linked to the Dow Jones Industrial Average

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Not applicable.

6. Ticker Symbol(s) of New Derivative Securities Product:

LNDU

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Alden Adkins

Title:

S.V.P. Regulation

Telephone Number:

(415) 393-4037

Manual Signature of Official Responsible for Form:

Alden Adkins / [illegible]

7/11/05

~~Act~~	~~Securities Exchange Act of 1934~~
Section	19b-4
Rule	19b-4(e)
Public Availability:	JULY 13, 2005

SEC 2449 (1/99)